Land Use Right, Net	12 Months Ended
Aug. 31, 2017
Land Use Right Net [Abstract]
Land Use Right, Net
7.	LAND USE RIGHT, NET

	As at August 31,
	2016	2017
	RMB	RMB
Land in Ningxiang, Changsha City	38,920	38,920

Less: accumulated amortization	3,253	4,226

Land use right, net	35,667	34,694

The lease period of the land use right is from November 2013 to November 2053. Amortization expenses were RMB 973 for each of the three years ended August 31, 2017.